STOCKHOLDERS' EQUITY (Summary of Restricted Stock Activity) (Details) (Share Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share Incentive Plan [Member]
Number of Shares
Balance
Shares granted	2,100,000
Vested shares	$ (400,000)
Balance	1,700,000
Weighted Average Grant Price and Fair Value
Shares granted	$ 1.78
Vested shares	$ 1.78
Balance	$ 1.78